Investment in Joint Venture (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of joint ventures [line items]
Joint Venture Using Equity Method

	2018	2017
Balance January 1,	$1,176	$–
Equity investment in joint venture	664	1,123
Loss from investment in joint venture using HLBV method	(76)	–
Amortization of deferred loss on disposal	(10)	(9)
Foreign currency translation (loss) gain	(110)	62
Investment in Enbridge joint venture at December 31,	$1,644	$1,176

2562961 Ontario Ltd. [member]
Disclosure of joint ventures [line items]
Disclosure Of Summary Of Balance Sheet Information

At December 31,	2018	2017
Assets
Current assets	$439	$1
Non-current assets	3,202	2,156
Total assets	$3,641	$2,157
Liabilities
Current liabilities	$293	$–
Total liabilities	293	–
Net assets	$3,348	$2,157

Summary Of Gain (Loss) From Continuing Operations And Total Comprehensive Income (Loss)

For the year ended December 31,	2018	2017
Revenue	$627	$–
Earnings before income taxes	71	1
Joint venture earnings from continuing operations	$52	$1

Disclosure Of Reconciliation Of Joint Venture's Financial Information To Carrying Amount

At December 31,	2018	2017
Opening net assets of 2562961 Ontario Ltd. (Equity Investment)	$2,157	$–
Investment in 2562961 Ontario Ltd.	1,372	2,030
Joint venture earnings during the year	52	1
Foreign currency translation	(233)	126
Closing net assets of 2562961 Ontario Ltd.	$3,348	$2,157
Unrealized (gains) losses on sales to 2562961 Ontario Ltd.	56	71
Adjusted net assets of 2562961 Ontario Ltd.	3,404	2,228
Company’s share of net assets using the HLBV method	$1,570	$1,092
Plus: capitalization of legal costs	93	93
Less: amortization of deferred loss on disposal	(19)	(9)
Investment in Enbridge joint venture at December 31	$1,644	$1,176

Kolon Hydrogenics [member]
Disclosure of joint ventures [line items]
Joint Venture Using Equity Method

	2018	2017
Balance January 1,	$1,621	$1,750
Share in loss of the joint venture	(1,561)	(334)
Foreign currency translation gain (loss)	(60)	205
Investment in Kolon Hydrogenics joint venture at December 31,	$–	$1,621